Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash provided by (used in) operating activities
Net income	$ 15.9	$ 9.0	$ 37.6	$ 44.5	$ 21.4
Adjustments to reconcile net cash provided by operating activities:
Depreciation and amortization	6.8	6.8	48.8	28.1	26.6
Loss on extinguishment of debt			0	0	22.4
(Gain) loss on sale of assets			(0.2)	(1.0)	0.6
Deferred income taxes	2.0	0.2	(11.3)	5.0	22.9
Non-cash interest expense	0.4	0.4	1.6	1.7	16.4
Equity income of affiliated companies, net of dividends received	(0.5)	0	(0.2)	0	2.0
Change in other liabilities	2.4	1.2	4.0	(2.5)	6.8
Stock-based compensation	1.5	0.8	5.3	3.3	2.5
Other	0.2	0	(3.0)	0.8	0.6
(Increase) decrease in working capital:
Accounts receivable	(28.5)	(39.8)	(33.2)	(19.1)	16.1
Inventories	(16.7)	(5.6)	5.1	8.2	31.5
Accounts payable	(6.5)	11.5	15.3	9.7	(16.8)
Accrued liabilities and other working capital	7.2	6.0	7.1	26.6	(40.7)
Net cash provided by operating activities	(15.8)	(9.5)	76.9	105.3	112.3
Cash provided by (used in) investing activities
Capital expenditures	(3.4)	(4.4)	(33.2)	(29.9)	(18.0)
Acquisitions, net of cash acquired	0	(0.6)	(0.6)	(35.5)	(2.2)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2.0	(0.6)
Net cash (used in) investing activities	(3.2)	(5.0)	(44.7)	(63.4)	(20.8)
Cash provided by (used in) financing activities
Borrowings of revolving credit	98.1	76.1	218.0	152.1	190.0
Repayments of revolving credit	(86.0)	(51.6)	(211.6)	(192.1)	(150.0)
Borrowings on long-term debt			0	0	294.9
Repayments on long-term debt	0	(0.9)	(1.0)	(0.2)	(405.7)
Issuances of Common Stock	0.6	0.2	0.3	0.1	0
Repurchases of Common Stock	(1.7)	(0.2)	(0.3)	(0.9)	0
Excess tax benefit from employee stock plans			0	0.2	0
Payment of deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18.0)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1.0	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Supplemental disclosure of cash flows information:
Interest			25.8	25.5	19.8
Income taxes			25.7	(3.9)	26.1
Noncash investing and financing activities:
Capital leases			$ 0	$ 0.1	$ 0